Income tax	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9. Income tax

The components of income tax expense recognized in the consolidated and combined carve-out statements of income are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Total current tax (benefit) expense	$2,553	136	$505
Deferred tax (benefit) expense for
Change in temporary differences	3,864	4,388	1,878
Tax loss and tax credit carried forward	2,016	(153)	(3,390)
Change in valuation allowance	(4,561)	(4,058)	1,488
Total deferred tax (benefit) expense	1,319	177	(24)
Total income tax (benefit) expense	$3,872	313	$481

The reconciliation of the income before tax at the statutory rate in the Marshall Islands to the actual income tax expense for each year is as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Income before tax	$45,249	41,592	$1,795
At applicable statutory tax rate
Amount computed at corporate tax of 0%	—	—	—
Foreign tax rate differences	3,258	3,960	(1,429)
Permanent differences:
Non deductible interest expense	5,243	—	—
Non deductible withholding tax	782	777	905
Tax exemptions	(28)	(27)	(29)
Non deductible other financial items	214	580	286
Non deductible (taxable) foreign exchange gain (loss)	4	32	61
Other non deductible costs	(35)	102	198
Tax credits	(1,005)	(1,053)	(999)
Adjustment for valuation allowance	(4,561)	(4,058)	1,488
Tax expense (benefit) for year	$3,872	313	$481

Deferred tax (benefit) expense recognized in the consolidated and combined carve-out statements of comprehensive income as a component of other comprehensive income (“OCI”) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2016	2015	2014
Cash flow hedge derivative instruments	$378	395	$(2,374)
Valuation allowance	—	—	390
Deferred tax (benefit) expense recognized in OCI	$378	395	$(1,984)

Deferred income tax assets (liabilities) are summarized as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Deferred tax assets:
Direct financing lease	$—	$2,129
Accrued liabilities and other payables	369	279
Derivative instruments	1,601	1,979
Other equipment	13	11
Tax credits carried forward	1,504	1,243
Tax loss carryforward	40	2,317
Valuation allowance	(40)	(4,602)

Deferred tax liabilities:
Deferred debt issuance cost	—	(87)
Accrued interest income	(3,060)	(2,337)
Accrued liabilities and other payables	(4)	—
Direct financing lease	(1,188)	—
Deferred tax assets (liabilities), net	$(765)	$932

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of its subsidiaries incorporated in Singapore, Indonesia, Cyprus and the UK. For the years ended December 31, 2016 and 2015, the tax expense principally related to subsidiaries in Indonesia and Singapore. For the year ended December 31, 2014, the tax expense principally related to the Singapore subsidiary. The Singapore subsidiary’s taxable income mainly arises from internal interest income. For the year ended December 31, 2016, limitations on deductibility of interest expense were applied to the Indonesian subsidiary as a result of new regulations (refer to note 20), increasing taxable income and utilizing all the remaining tax loss carryforward from 2014 for which a valuation allowance was recorded. As described below, the income tax expense was impacted by the uncertain tax position arising in 2013. For the year ended December 31, 2015, the Indonesian subsidiary partly utilized the tax loss carryforward from 2014. The Indonesian subsidiary incurred a tax loss for which a valuation allowance was recorded for the year ended December 31, 2014.

A valuation allowance for deferred tax assets is recorded when it is more-likely-than-not that some or all of the benefit will not be realized based on consideration of all the positive and negative evidence. Given the lack of historical operations in Indonesia, management of the Partnership concluded a valuation allowance should be established to reduce the deferred tax assets to the amount deemed more-likely-than-not of realization for the years ended December 31, 2015 and 2014. Management concluded that $1,979 and $1,985 of the deferred tax assets were more-likely-than-not to be realized over the term of the interest rate swaps related to the Lampung facility and recognized deferred tax assets for those amounts for the years ended December 31, 2015 and 2014, respectively. As of December 31, 2016, the Indonesian subsidiary had generated taxable income for several years and was in a net deferred tax liability position. As a result, management concluded that all deferred tax assets for the Indonesian subsidiary were more-likely-than-not to be realized. A reduction in the valuation allowance of $4,561 and $4,058 was recorded to income tax expense in the consolidated and combined carve-out statement of income for the years ended December 31, 2016 and 2015. Deferred tax expense for the change in the valuation allowance of $1,488 was recorded to income tax expense in the consolidated and combined carve-out statement of income and consolidated and combined carve-out statement of comprehensive income for the year ended December 31, 2014.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. In 2013, a tax loss was incurred in Indonesia principally due to unrealized losses on foreign exchange that does not impact the income statement prepared in the functional currency of U.S. dollars. In 2014, the Indonesia authorities approved the change of currency for tax reporting to U.S. dollars. Under existing tax law, it is not clear if the prior year tax loss carryforward from foreign exchange losses can be utilized when the tax reporting currency is subsequently changed. Due to the uncertainty of this tax position, a provision was recognized for the year ended December 31, 2013 and the resulting unrecognized tax benefit was $2,626. There was no change in the unrecognized tax benefits as of December 31, 2014. For the years ended December 31, 2016 and 2015, the generation of taxable income resulted in the utilization of $2,500 and $126 of the 2013 tax loss carryforward which was not recognized due to the uncertainty of this tax position. As a result, taxable income for the Indonesian subsidiary for the year ended December 31, 2016 exceeded the remaining 2014 tax loss carryforward and a long-term income tax payable of $2,228 was recorded for the uncertain tax position.

Tax loss carryforward of $40 expires in 2020 and 2021. Tax credits carried forward of $464 and $1,040 expire in 2017 and 2018, respectively.